Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 14.5%
Security	Principal Amount (000's omitted)	Value
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 11.474%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	$2,000	$ 2,005,752
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 7.352%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	1,000	1,023,450
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.049%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	2,000	2,010,076
Series 2014-4RA, Class D, 10.214%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,000	999,250
Series 2015-5A, Class DR, 11.255%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	1,004,931
Carlyle U.S. CLO Ltd., Series 2022-6A, Class DR, 9.05%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	1,000	1,024,330
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 11.209%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	1,440	1,444,437
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 9.805%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	1,003,455
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 8.059%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	1,500	1,530,979
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.443%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,524,760
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.452%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	500	504,130
Series 2019-22A, Class DRR, 7.202%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,500	1,517,042
New Mountain CLO 6 Ltd., Series CLO-6A, Class E, 10.739%, (3 mo. SOFR + 6.10%), 10/15/37(1)(2)	1,000	1,017,335
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	251	241,456
Octagon 60 Ltd., Series 2022-1A, Class ER, 11.293%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	1,000	1,036,531
Octagon 68 Ltd., Series 2023-1A, Class D, 8.493%, (3 mo. SOFR + 4.20%), 10/20/36(1)(2)	1,000	1,019,739
Sixth Street CLO XXI Ltd., Series 2022-21A, Class D1R, 7.293%, (3 mo. SOFR + 3.00%), 10/21/37(1)(2)	1,000	1,022,896
Voya CLO Ltd., Series 2015-3A, Class DR, 10.755%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,935,888
Total Asset-Backed Securities (identified cost $21,508,608)		$ 21,866,437

Collateralized Mortgage Obligations — 18.7%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$429	$ 411,678
Champs Trust:
Series 2024-1, Class A, 8.791%, 7/25/59(1)(4)	1,254	1,303,194
Series 2024-2, Class A, 8.79%, 11/25/59(1)(4)	1,361	1,418,796
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	86	86,780
Series 2167, Class BZ, 7.00%, 6/15/29	55	56,233
Series 2182, Class ZB, 8.00%, 9/15/29	110	113,754
Series 4273, Class PU, 4.00%, 11/15/43	420	356,605
Series 5327, Class B, 6.00%, 8/25/53	1,000	1,014,716
Series 5410, Class KY, 6.00%, 5/25/54	2,000	2,012,539
Series 5508, Class SC, 7.945%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	750	794,571
Interest Only:(6)
Series 362, Class C7, 3.50%, 9/15/47	915	179,487
Series 2631, Class DS, 2.579%, (6.986% - 30-day SOFR Average), 6/15/33(5)	66	862
Series 2770, Class SH, 2.579%, (6.986% - 30-day SOFR Average), 3/15/34(5)	375	31,398
Series 2981, Class CS, 2.199%, (6.606% - 30-day SOFR Average), 5/15/35(5)	196	10,467
Series 3114, Class TS, 2.129%, (6.536% - 30-day SOFR Average), 9/15/30(5)	249	8,242
Series 3339, Class JI, 2.069%, (6.476% - 30-day SOFR Average), 7/15/37(5)	637	53,251
Series 4109, Class ES, 1.629%, (6.036% - 30-day SOFR Average), 12/15/41(5)	31	2,944
Series 4163, Class GS, 1.679%, (6.086% - 30-day SOFR Average), 11/15/32(5)	1,013	54,657
Series 4169, Class AS, 1.729%, (6.136% - 30-day SOFR Average), 2/15/33(5)	491	25,941
Series 4203, Class QS, 1.729%, (6.136% - 30-day SOFR Average), 5/15/43(5)	552	36,153
Series 4370, Class IO, 3.50%, 9/15/41	45	851
Series 4497, Class CS, 1.679%, (6.086% - 30-day SOFR Average), 9/15/44(5)	121	3,468
Series 4507, Class EI, 4.00%, 8/15/44	639	74,987
Series 4629, Class QI, 3.50%, 11/15/46	461	84,104
Series 4644, Class TI, 3.50%, 1/15/45	355	45,249
Series 4744, Class IO, 4.00%, 11/15/47	434	92,560
Series 4749, Class IL, 4.00%, 12/15/47	339	72,361
Series 4768, Class IO, 4.00%, 3/15/48	403	86,053
Series 4772, Class PI, 4.00%, 1/15/48	292	62,328
Series 4966, Class SY, 1.585%, (5.936% - 30-day SOFR Average), 4/25/50(5)	1,609	192,505
Principal Only:(7)
Series 3309, Class DO, 0.00%, 4/15/37	332	259,582
Series 4478, Class PO, 0.00%, 5/15/45	162	116,399

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Series 1997-38, Class N, 8.00%, 5/20/27	$27	$ 27,417
Series 2007-74, Class AC, 5.00%, 8/25/37	367	365,673
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	109	103,922
Series 2012-134, Class ZT, 2.00%, 12/25/42	495	351,499
Series 2013-6, Class TA, 1.50%, 1/25/43	228	197,561
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day SOFR Average x 0.587, Floor 0.00%), 10/25/45(5)	867	486,807
Series 2017-15, Class LE, 3.00%, 6/25/46	37	35,746
Interest Only:(6)
Series 2004-46, Class SI, 1.535%, (5.886% - 30-day SOFR Average), 5/25/34(5)	183	6,191
Series 2005-17, Class SA, 2.235%, (6.586% - 30-day SOFR Average), 3/25/35(5)	351	26,676
Series 2006-42, Class PI, 2.125%, (6.476% - 30-day SOFR Average), 6/25/36(5)	453	36,593
Series 2006-44, Class IS, 2.135%, (6.486% - 30-day SOFR Average), 6/25/36(5)	434	31,416
Series 2007-50, Class LS, 1.985%, (6.336% - 30-day SOFR Average), 6/25/37(5)	363	29,868
Series 2008-26, Class SA, 1.735%, (6.086% - 30-day SOFR Average), 4/25/38(5)	468	38,190
Series 2008-61, Class S, 1.635%, (5.986% - 30-day SOFR Average), 7/25/38(5)	675	38,598
Series 2010-109, Class PS, 2.135%, (6.486% - 30-day SOFR Average), 10/25/40(5)	712	48,071
Series 2010-147, Class KS, 1.485%, (5.836% - 30-day SOFR Average), 1/25/41(5)	737	25,885
Series 2012-52, Class AI, 3.50%, 8/25/26	23	219
Series 2012-118, Class IN, 3.50%, 11/25/42	1,034	198,473
Series 2012-150, Class PS, 1.685%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,666	157,022
Series 2012-150, Class SK, 1.685%, (6.036% - 30-day SOFR Average), 1/25/43(5)	679	67,285
Series 2013-23, Class CS, 1.785%, (6.136% - 30-day SOFR Average), 3/25/33(5)	490	26,002
Series 2014-32, Class EI, 4.00%, 6/25/44	170	31,493
Series 2014-55, Class IN, 3.50%, 7/25/44	371	69,797
Series 2014-80, Class BI, 3.00%, 12/25/44	836	134,590
Series 2014-89, Class IO, 3.50%, 1/25/45	308	58,625
Series 2015-14, Class KI, 3.00%, 3/25/45	704	111,602
Series 2015-52, Class MI, 3.50%, 7/25/45	367	69,868
Series 2015-57, Class IO, 3.00%, 8/25/45	1,383	228,381
Series 2015-93, Class BS, 1.685%, (6.036% - 30-day SOFR Average), 8/25/45(5)	381	25,548
Series 2018-21, Class IO, 3.00%, 4/25/48	696	116,179
Series 2020-23, Class SP, 1.585%, (5.936% - 30-day SOFR Average), 2/25/50(5)	1,264	152,430
Series 2020-45, Class IJ, 2.50%, 7/25/50	1,757	261,425
Security	Principal Amount (000's omitted)	Value
Principal Only:(7) Series 2006-8, Class WQ, 0.00%, 3/25/36	$318	$ 257,469
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.216%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	937	954,336
Government National Mortgage Association:
Series 2022-189, Class US, 6.699%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	235	245,033
Series 2023-56, Class ZE, 6.00%, 4/20/53	1,110	1,130,707
Series 2023-96, Class BL, 6.00%, 7/20/53	1,000	999,952
Series 2023-97, Class CB, 6.00%, 7/20/53	1,000	1,001,860
Series 2023-115, Class AL, 6.00%, 8/20/53	500	509,822
Series 2023-149, Class S, 8.331%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	744	798,198
Series 2023-164, Class EL, 6.00%, 11/20/53	1,000	1,016,174
Series 2023-165, Class DY, 6.00%, 11/20/53	1,000	1,018,438
Series 2023-165, Class EY, 6.50%, 11/20/53	2,000	2,068,328
Series 2023-173, Class AX, 6.00%, 11/20/53	1,000	1,016,173
Series 2023-182, Class EL, 6.00%, 12/20/53	1,000	1,016,279
Interest Only:(6)
Series 2017-121, Class DS, 0.087%, (4.386% - 1 mo. SOFR), 8/20/47(5)	707	23,641
Series 2020-146, Class IQ, 2.00%, 10/20/50	5,066	629,157
Series 2021-131, Class QI, 3.00%, 7/20/51	2,833	392,105
Series 2021-193, Class IU, 3.00%, 11/20/49	5,494	800,788
Series 2021-209, Class IW, 3.00%, 11/20/51	4,181	579,758
JPM Lending Facility, 11.309%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,243,310
Total Collateralized Mortgage Obligations (identified cost $37,560,721)		$ 28,323,295

Commercial Mortgage-Backed Securities — 6.5%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	$795	$ 496,875
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	1,605	421,312
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.529%, 2/15/50(1)(4)	700	449,848
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,100	1,011,619
COMM Mortgage Trust, Series 2013-CR11, Class D, 4.463%, 8/10/50(1)(4)	2,306	2,131,832
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, 9.956%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	500	505,355

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.509%, 9/15/47(1)(4)	$480	$ 324,000
Series 2014-C25, Class D, 3.941%, 11/15/47(1)(4)	260	134,163
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.305%, 6/15/47(4)(8)	38	37,913
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	1,000	811,004
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)(8)	250	185,801
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	1,000	539,183
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 3.965%, 4/10/46(1)(4)	848	735,549
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	922	800,193
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	883,999
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	348,119
Total Commercial Mortgage-Backed Securities (identified cost $11,359,648)		$ 9,816,765

Common Stocks — 0.9%
Security	Shares	Value
Commercial Services & Supplies — 0.0%(9)
Monitronics International, Inc.(10)(11)	2,596	$ 36,344
Phoenix Services International LLC(10)(11)	2,365	9,460
Phoenix Services International LLC(10)(11)	216	864
		$ 46,668
Electronic Equipment, Instruments & Components — 0.1%
Range Red Acquisitions LLC, Class A1(10)(11)(12)	74	$ 162,091
		$ 162,091
Electronics/Electrical — 0.0%(9)
Skillsoft Corp.(10)(11)	585	$ 17,550
		$ 17,550
Entertainment — 0.1%
New Cineworld Ltd.(10)(11)	2,436	$ 61,762
		$ 61,762
Health Care — 0.1%
Akorn Holding Co. LLC(10)(11)(12)	6,053	$ 0
Cano Health, Inc.(10)(11)	3,285	30,386
Envision Parent, Inc.(10)(11)	10,840	128,725
		$ 159,111
Security	Shares	Value
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(10)(11)	17,110	$ 166,823
Serta SSB Equipment Co.(10)(11)(12)	17,110	0
		$ 166,823
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(10)(11)	1,179	$ 93,672
		$ 93,672
Oil and Gas — 0.0%
AFG Holdings, Inc.(10)(11)(12)	3,122	$ 0
		$ 0
Pharmaceuticals — 0.4%
Covis Midco 1 SARL, Class A(10)(11)	88	$ 45
Covis Midco 1 SARL, Class B(10)(11)	88	45
Covis Midco 1 SARL, Class C(10)(11)	88	45
Covis Midco 1 SARL, Class D(10)(11)	88	45
Covis Midco 1 SARL, Class E(10)(11)	88	45
Endo, Inc.(10)	4,914	129,729
Mallinckrodt International Finance SA(10)(11)	5,076	498,400
		$ 628,354
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(10)(11)(12)	79	$ 0
Jubilee Enterprise PCL, Class A2(10)(11)(12)	63,218	0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(10)(11)(12)	3,588	$ 0
		$ 0
Total Common Stocks (identified cost $1,337,890)		$ 1,336,031

Corporate Bonds — 12.7%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.4%
Bombardier, Inc., 7.875%, 4/15/27(1)	$54	$ 54,226
Rolls-Royce PLC, 5.75%, 10/15/27(1)	200	203,101
TransDigm, Inc.:
4.625%, 1/15/29	150	142,123
4.875%, 5/1/29	150	142,515
		$ 541,965

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Automotive — 0.5%
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)	$51	$ 51,022
8.50%, 5/15/27(1)	642	646,407
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	75	65,306
		$ 762,735
Building and Development — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	$50	$ 46,087
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	500	451,204
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	93	94,184
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	192	190,512
Standard Industries, Inc., 3.375%, 1/15/31(1)	200	175,234
		$ 957,221
Business Equipment and Services — 0.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	$250	$ 246,300
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	185	186,283
		$ 432,583
Cable and Satellite Television — 0.0%(9)
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	$75	$ 69,517
		$ 69,517
Chemicals — 0.1%
Calderys Financing LLC, 11.25%, 6/1/28(1)	$200	$ 214,269
		$ 214,269
Commercial Services — 0.7%
APi Group DE, Inc., 4.75%, 10/15/29(1)	$300	$ 284,876
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	200	209,519
Korn Ferry, 4.625%, 12/15/27(1)	86	83,820
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	241	233,893
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	200	207,200
		$ 1,019,308
Computers — 0.1%
McAfee Corp., 7.375%, 2/15/30(1)	$200	$ 197,230
		$ 197,230
Security	Principal Amount (000's omitted)	Value
Distribution & Wholesale — 0.1%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$36	$ 36,183
Performance Food Group, Inc., 5.50%, 10/15/27(1)	172	171,232
		$ 207,415
Diversified Financial Services — 0.2%
Hightower Holding LLC, 9.125%, 1/31/30(1)	$100	$ 105,470
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	178	168,222
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	100	88,431
		$ 362,123
Ecological Services and Equipment — 0.3%
GFL Environmental, Inc., 4.75%, 6/15/29(1)	$238	$ 229,485
Reworld Holding Corp., 5.00%, 9/1/30	200	186,191
		$ 415,676
Electric Utilities — 0.1%
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	$93	$ 94,858
6.625%, 3/15/32(1)	93	95,201
		$ 190,059
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$291	$ 277,772
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	189	175,161
		$ 452,933
Energy — 0.1%
Sunoco LP, 7.25%, 5/1/32(1)	$91	$ 95,014
		$ 95,014
Engineering & Construction — 0.3%
TopBuild Corp., 4.125%, 2/15/32(1)	$150	$ 134,289
VM Consolidated, Inc., 5.50%, 4/15/29(1)	370	359,503
		$ 493,792
Entertainment — 0.3%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)	$200	$ 208,600
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	110	111,233
Churchill Downs, Inc., 5.75%, 4/1/30(1)	100	98,848
		$ 418,681

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial Services — 0.7%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(13)	$1,060	$ 1,011,407
		$ 1,011,407
Food Service — 0.3%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	$212	$ 192,144
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)	212	221,563
		$ 413,707
Health Care — 1.4%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	$198	$ 189,100
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	146	146,756
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)	200	213,474
LifePoint Health, Inc., 5.375%, 1/15/29(1)	547	484,752
Medline Borrower LP, 5.25%, 10/1/29(1)	500	484,801
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	296	268,489
Option Care Health, Inc., 4.375%, 10/31/29(1)	400	374,352
		$ 2,161,724
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	$216	$ 189,877
		$ 189,877
Industrial Equipment — 0.1%
Madison IAQ LLC, 5.875%, 6/30/29(1)	$100	$ 96,506
		$ 96,506
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
5.875%, 11/1/29(1)	$200	$ 192,578
6.75%, 10/15/27(1)	100	99,631
7.00%, 1/15/31(1)	87	88,598
AssuredPartners, Inc., 5.625%, 1/15/29(1)	200	202,513
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	92	94,277
		$ 677,597
Internet Software & Services — 0.2%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$85	$ 79,495
Cars.com, Inc., 6.375%, 11/1/28(1)	187	187,255
		$ 266,750
Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.8%
Acushnet Co., 7.375%, 10/15/28(1)	$87	$ 90,451
Carnival Corp., 6.00%, 5/1/29(1)	90	90,230
Cinemark USA, Inc., 5.25%, 7/15/28(1)	100	98,110
NCL Corp. Ltd., 5.875%, 2/15/27(1)	375	376,955
Viking Cruises Ltd., 5.875%, 9/15/27(1)	540	539,332
		$ 1,195,078
Lodging and Casinos — 0.1%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)	$200	$ 205,762
		$ 205,762
Machinery — 0.1%
ESAB Corp., 6.25%, 4/15/29(1)	$100	$ 101,471
		$ 101,471
Media — 0.3%
CSC Holdings LLC, 11.25%, 5/15/28(1)	$200	$ 198,483
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	26	22,651
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	200	174,436
		$ 395,570
Metals/Mining — 0.2%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	$161	$ 159,852
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	150	148,468
		$ 308,320
Nonferrous Metals/Minerals — 0.2%
New Gold, Inc., 7.50%, 7/15/27(1)	$381	$ 383,577
		$ 383,577
Oil and Gas — 0.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	$285	$ 292,511
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	90	90,066
Permian Resources Operating LLC, 6.25%, 2/1/33(1)	100	100,304
Petroleos de Venezuela SA:
5.375%, 4/12/27(13)(14)	621	76,985
5.50%, 4/12/37(13)(14)	215	26,602
6.00%, 10/28/22(13)(14)	155	15,845
6.00%, 5/16/24(13)(14)	781	95,666
6.00%, 11/15/26(13)(14)	498	61,003
9.00%, 11/17/21(13)(14)	300	38,250
9.75%, 5/17/35(13)(14)	316	41,817

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Oil and Gas (continued)
Petroleos de Venezuela SA: (continued)
12.75%, 2/17/22(13)(14)	$196	$ 26,962
Petroleos Mexicanos:
5.35%, 2/12/28	30	27,546
6.75%, 9/21/47	200	137,939
6.84%, 1/23/30	355	321,594
		$ 1,353,090
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	$100	$ 100,049
Cheniere Energy Partners LP, 4.50%, 10/1/29	71	68,881
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)	150	156,851
9.875%, 2/1/32(1)	59	64,986
		$ 390,767
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	$134	$ 132,007
8.00%, 8/1/29(1)	100	101,855
		$ 233,862
Radio and Television — 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	$150	$ 147,645
		$ 147,645
Real Estate Investment Trusts (REITs) — 0.1%
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	$90	$ 95,397
VICI Properties LP/VICI Note Co., Inc., 5.75%, 2/1/27(1)	44	44,443
		$ 139,840
Retail — 0.4%
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$23	$ 24,174
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	400	379,896
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	167	179,063
		$ 583,133
Software — 0.2%
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	$97	$ 95,435
9.00%, 9/30/29(1)	195	199,860
		$ 295,295
Security	Principal Amount (000's omitted)	Value
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$ 238,375
		$ 238,375
Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$302	$ 292,411
		$ 292,411
Telecommunications — 0.2%
Ciena Corp., 4.00%, 1/31/30(1)	$100	$ 92,409
Zegona Finance PLC, 8.625%, 7/15/29(1)	200	214,005
		$ 306,414
Utilities — 0.6%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 242,772
4.625%, 2/1/29(1)	250	238,848
NRG Energy, Inc., 3.375%, 2/15/29(1)	200	183,167
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	70	67,508
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	185	190,499
		$ 922,794
Total Corporate Bonds (identified cost $18,532,765)		$ 19,141,493

Preferred Stocks — 0.0%(9)
Security	Shares	Value
Technology — 0.0%(9)
Cohesity Global, Inc.:
Series G(10)	870	$ 22,838
Series G1(10)	601	15,776
Total Preferred Stocks (identified cost $30,155)		$ 38,614

Senior Floating-Rate Loans — 31.2%(15)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
Air Comm Corp. LLC:
Term Loan, 7.359%, (SOFR + 3.00%), 11/21/31	185	$ 185,481

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense (continued)
Air Comm Corp. LLC: (continued)
Term Loan, 12/11/31(16)	15	$ 15,457
		$ 200,938
Airlines — 0.1%
SkyMiles IP Ltd., Term Loan, 8.043%, (SOFR + 3.75%), 10/20/27	101	$ 103,191
		$ 103,191
Auto Components — 0.7%
Adient U.S. LLC, Term Loan, 6.562%, (SOFR + 2.25%), 1/31/31	79	$ 79,171
Autokiniton U.S. Holdings, Inc., Term Loan, 8.426%, (SOFR + 4.00%), 4/6/28	169	169,009
Clarios Global LP, Term Loan, 6.812%, (SOFR + 2.50%), 5/6/30	324	324,309
DexKo Global, Inc., Term Loan, 8.34%, (SOFR + 3.75%), 10/4/28	122	116,636
Garrett LX I SARL, Term Loan, 6.537%, (SOFR + 2.25%), 1/17/32	97	96,871
RealTruck Group, Inc.:
Term Loan, 7.926%, (SOFR + 3.50%), 1/31/28	193	186,533
Term Loan, 9.426%, (SOFR + 5.00%), 1/31/28	99	99,498
		$ 1,072,027
Automobiles — 0.7%
Bombardier Recreational Products, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 1/22/31	761	$ 762,281
MajorDrive Holdings IV LLC:
Term Loan, 8.59%, (SOFR + 4.00%), 6/1/28	72	70,113
Term Loan, 9.979%, (SOFR + 5.50%), 6/1/29	219	215,942
		$ 1,048,336
Beverages — 0.1%
Arterra Wines Canada, Inc., Term Loan, 8.09%, (SOFR + 3.50%), 11/24/27	144	$ 141,045
City Brewing Co. LLC:
Term Loan, 8.064%, (SOFR + 3.50%), 4/5/28	47	27,255
Term Loan, 10.814%, (SOFR + 6.25%), 4/5/28	15	8,626
Term Loan - Second Lien, 9.564%, (SOFR + 5.00%), 4/5/28	48	5,862
		$ 182,788
Building Products — 0.5%
LHS Borrower LLC, Term Loan, 9.162%, (SOFR + 4.75%), 2/16/29	121	$ 116,092
Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.587%, (SOFR + 4.25%), 12/2/31		275	$ 275,630
MI Windows & Doors LLC, Term Loan, 7.312%, (SOFR + 3.00%), 3/28/31		174	175,785
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29		122	121,969
Standard Industries, Inc., Term Loan, 6.05%, (SOFR + 1.75%), 9/22/28		53	52,795
			$ 742,271
Capital Markets — 0.6%
Advisor Group, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 8/17/28		267	$ 268,770
Aretec Group, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 8/9/30		163	163,690
Brookfield Property REIT, Inc., Term Loan, 6.912%, (SOFR + 2.50%), 8/27/25		86	86,405
FinCo I LLC, Term Loan, 6.562%, (SOFR + 2.25%), 6/27/29		173	173,946
Franklin Square Holdings LP, Term Loan, 6.562%, (SOFR + 2.25%), 4/25/31		124	125,308
Victory Capital Holdings, Inc., Term Loan, 6.638%, (SOFR + 2.25%), 7/1/26		120	120,765
			$ 938,884
Chemicals — 1.7%
Aruba Investments Holdings LLC, Term Loan, 8.412%, (SOFR + 4.00%), 11/24/27		96	$ 96,507
Gemini HDPE LLC, Term Loan, 7.552%, (SOFR + 3.00%), 12/31/27		104	103,797
INEOS Enterprises Holdings II Ltd., Term Loan, 6.912%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	25	26,097
INEOS Quattro Holdings U.K. Ltd., Term Loan, 8.662%, (SOFR + 4.25%), 4/2/29		388	389,523
INEOS U.S. Finance LLC:
Term Loan, 7.562%, (SOFR + 3.25%), 2/18/30		618	618,352
Term Loan, 2/7/31(17)		75	75,086
Lonza Group AG, Term Loan, 8.354%, (SOFR + 3.93%), 7/3/28		266	259,939
Momentive Performance Materials, Inc., Term Loan, 8.312%, (SOFR + 4.00%), 3/29/28		123	124,245
Nouryon Finance BV, Term Loan, 7.657%, (SOFR + 3.25%), 4/3/28		160	161,371
Olympus Water U.S. Holding Corp., Term Loan, 7.337%, (SOFR + 3.00%), 6/20/31		321	322,354

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Tronox Finance LLC, Term Loan, 6.821%, (SOFR + 2.50%), 9/18/31(18)	208	$ 208,893
W.R. Grace & Co.-Conn., Term Loan, 7.579%, (SOFR + 3.25%), 9/22/28	146	146,882
		$ 2,533,046
Commercial Services & Supplies — 1.1%
Albion Financing 3 SARL, Term Loan, 8.80%, (SOFR + 4.25%), 8/16/29	218	$ 220,290
Allied Universal Holdco LLC, Term Loan, 8.162%, (SOFR + 3.75%), 5/12/28	454	455,894
EnergySolutions LLC, Term Loan, 7.562%, (SOFR + 3.25%), 9/20/30	122	122,777
Flame Newco LLC, Term Loan, 10.412%, (SOFR + 6.10%), 6/30/28	30	28,966
Garda World Security Corp., Term Loan, 7.805%, (SOFR + 3.50%), 2/1/29	169	169,305
GFL Environmental, Inc., Term Loan, 6.305%, (SOFR + 2.00%), 7/3/31	125	124,841
Monitronics International, Inc., Term Loan, 12.073%, (SOFR + 7.50%), 6/30/28	141	140,916
Prime Security Services Borrower LLC, Term Loan, 6.326%, (SOFR + 2.00%), 10/13/30	125	125,116
Tempo Acquisition LLC, Term Loan, 6.062%, (SOFR + 1.75%), 8/31/28	101	100,705
TruGreen LP, Term Loan, 8.412%, (SOFR + 4.00%), 11/2/27	96	93,463
		$ 1,582,273
Construction Materials — 0.2%
Quikrete Holdings, Inc., Term Loan, 2/10/32(17)	200	$ 201,250
Star Holding LLC, Term Loan, 8.812%, (SOFR + 4.50%), 7/31/31	100	99,777
		$ 301,027
Consumer Staples Distribution & Retail — 0.2%
Peer Holding III BV:
Term Loan, 7.329%, (SOFR + 3.00%), 7/1/31	175	$ 176,138
Term Loan, 7.579%, (SOFR + 3.25%), 10/28/30	149	149,867
		$ 326,005
Containers & Packaging — 0.5%
Berlin Packaging LLC, Term Loan, 7.837%, (SOFR + 3.50%), 6/7/31	170	$ 171,392
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.487%, (SOFR + 3.18%), 4/13/29	61	61,229
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Pactiv Evergreen Group Holdings, Inc., Term Loan, 6.812%, (SOFR + 2.50%), 9/24/28		256	$ 257,504
Pregis TopCo Corp., Term Loan, 8.312%, (SOFR + 4.00%), 7/31/26		95	95,732
Pretium Packaging LLC, Term Loan - Second Lien, 9.171%, (SOFR + 4.60%), 10/2/28		43	28,808
Proampac PG Borrower LLC, Term Loan, 8.39%, (SOFR + 4.00%), 9/15/28		173	173,867
			$ 788,532
Distributors — 0.2%
CD&R Hydra Buyer, Inc., Term Loan, 8.412%, (SOFR + 4.00%), 3/25/31		124	$ 124,884
Parts Europe SA, Term Loan, 5.954%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	200	209,571
			$ 334,455
Diversified Consumer Services — 0.2%
KUEHG Corp., Term Loan, 7.537%, (SOFR + 3.25%), 6/12/30		155	$ 156,602
Wand NewCo 3, Inc., Term Loan, 7.06%, (SOFR + 2.75%), 1/30/31		171	171,128
			$ 327,730
Diversified Telecommunication Services — 0.3%
Altice France SA, Term Loan, 9.802%, (SOFR + 5.50%), 8/15/28		203	$ 171,790
Anuvu Holdings 2 LLC:
Term Loan, 12.701%, (SOFR + 8.25%), 3/23/26(12)		81	31,670
Term Loan, 14.451%, (SOFR + 10.00%), 8.451% cash, 6.00% PIK, 9/27/27(12)		33	26,111
Virgin Media Bristol LLC, Term Loan, 7.671%, (SOFR + 3.25%), 1/31/29		175	172,762
			$ 402,333
Electric Utilities — 0.2%
Kohler Energy Co. LLC, Term Loan, 8.062%, (SOFR + 3.75%), 5/1/31		298	$ 298,688
			$ 298,688
Electrical Equipment — 0.5%
WEC U.S. Holdings Ltd., Term Loan, 6.587%, (SOFR + 2.25%), 1/27/31		755	$ 758,171
			$ 758,171

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components — 0.7%
Chamberlain Group, Inc., Term Loan, 7.662%, (SOFR + 3.25%), 11/3/28		392	$ 394,379
Creation Technologies, Inc., Term Loan, 10.058%, (SOFR + 5.50%), 10/5/28		146	145,146
II-VI, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 7/2/29		120	120,320
Mirion Technologies, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 10/20/28		84	83,925
Range Red Operating, Inc.:
Term Loan, 12.41%, (SOFR + 8.00%), 10/1/29		27	26,568
Term Loan - Second Lien, 12.41%, (SOFR + 8.00%), 10/1/29		113	111,450
Verifone Systems, Inc., Term Loan, 8.783%, (SOFR + 4.00%), 8/20/25		164	155,989
			$ 1,037,777
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 15.425%, (SOFR + 11.00%), 4.425% cash, 11.00% PIK, 12/31/25(12)		13	$ 3,638
Term Loan, 15.425%, (SOFR + 11.00%), 4.425% cash, 11.00% PIK, 12/31/25(12)		109	31,503
PG Investment Co. 59 SARL, Term Loan, 7.329%, (SOFR + 3.00%), 3/26/31		150	150,841
			$ 185,982
Engineering & Construction — 0.2%
American Residential Services LLC, Term Loan, 7.541%, (SOFR + 3.50%), 2/2/32		96	$ 96,480
Azuria Water Solutions, Inc., Term Loan, 7.31%, (SOFR + 3.00%), 5/17/28		73	73,273
Northstar Group Services, Inc., Term Loan, 9.079%, (SOFR + 4.75%), 5/8/30		174	175,888
			$ 345,641
Entertainment — 0.1%
Renaissance Holding Corp., Term Loan, 8.312%, (SOFR + 4.00%), 4/5/30		148	$ 148,180
Vue Entertainment International Ltd., Term Loan, 11.446%, (3 mo. EURIBOR + 8.40%), 3.046% cash, 8.40% PIK, 12/31/27	EUR	47	30,683
Vue International Bidco PLC, Term Loan, 11.046%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	12	12,381
			$ 191,244
Borrower/Description	Principal Amount* (000's omitted)		Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 1/31/31		117	$ 116,832
			$ 116,832
Financial Services — 0.6%
Boost Newco Borrower LLC, Term Loan, 6.829%, (SOFR + 2.50%), 1/31/31		424	$ 426,269
CPI Holdco B LLC, Term Loan, 6.312%, (SOFR + 2.00%), 5/19/31		150	149,781
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(14)		247	48,712
Grant Thornton Advisors LLC, Term Loan, 7.055%, (SOFR + 2.75%), 6/2/31		175	175,299
NCR Atleos LLC, Term Loan, 8.053%, (SOFR + 3.75%), 4/16/29		91	91,446
			$ 891,507
Food Products — 0.3%
Froneri Lux Finco SARL, Term Loan, 6.237%, (SOFR + 2.00%), 9/17/31		287	$ 288,136
POP Bidco SAS, Term Loan, 7.344%, (3 mo. EURIBOR + 4.50%), 10/11/31	EUR	150	156,699
			$ 444,835
Health Care Equipment & Supplies — 0.2%
Bayou Intermediate II LLC, Term Loan, 9.052%, (SOFR + 4.50%), 8/2/28		121	$ 121,504
Journey Personal Care Corp., Term Loan, 8.062%, (SOFR + 3.75%), 3/1/28		169	169,783
			$ 291,287
Health Care Providers & Services — 1.8%
AEA International Holdings (Lux) SARL, Term Loan, 7.079%, (SOFR + 2.75%), 9/7/28		146	$ 146,261
BW NHHC Holdco, Inc., Term Loan - Second Lien, 14.579%, (SOFR + 10.25%), 12.329% cash, 2.25% PIK, 1/15/26		147	135,591
Cano Health LLC, Term Loan, 13.829%, (SOFR + 9.50%), 6/28/29		15	14,225
CHG Healthcare Services, Inc., Term Loan, 7.396%, (SOFR + 3.00%), 9/29/28		145	146,334
CNT Holdings I Corp., Term Loan, 7.791%, (SOFR + 3.50%), 11/8/27		96	96,692
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(14)		109	44,230
Electron BidCo, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 11/1/28		122	122,873
Ensemble RCM LLC, Term Loan, 7.291%, (SOFR + 3.00%), 8/1/29		229	230,958

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Hanger, Inc.:
Term Loan, 3.50%, 10/23/31(16)	20	$ 20,187
Term Loan, 7.812%, (SOFR + 3.50%), 10/23/31	155	156,782
IVC Acquisition Ltd., Term Loan, 8.04%, (SOFR + 3.75%), 12/12/28	149	149,478
Medical Solutions Holdings, Inc., Term Loan, 7.891%, (SOFR + 3.50%), 11/1/28	195	138,784
National Mentor Holdings, Inc.:
Term Loan, 8.165%, (SOFR + 3.75%), 3/2/28(18)	315	311,771
Term Loan, 8.179%, (SOFR + 3.75%), 3/2/28	9	9,391
Pacific Dental Services LLC, Term Loan, 7.049%, (SOFR + 2.75%), 3/15/31	124	125,259
Phoenix Guarantor, Inc., Term Loan, 6.812%, (SOFR + 2.50%), 2/21/31	228	229,449
Raven Acquisition Holdings LLC:
Term Loan, 1.625%, 11/19/31(16)	13	13,395
Term Loan, 7.562%, (SOFR + 3.25%), 11/19/31	187	187,534
Select Medical Corp., Term Loan, 6.333%, (SOFR + 2.00%), 12/3/31	125	125,599
Surgery Center Holdings, Inc., Term Loan, 7.061%, (SOFR + 2.75%), 12/19/30	194	194,712
TTF Holdings LLC, Term Loan, 8.062%, (SOFR + 3.75%), 7/18/31	175	175,109
		$ 2,774,614
Health Care Technology — 0.5%
Imprivata, Inc., Term Loan, 7.791%, (SOFR + 3.50%), 12/1/27	193	$ 195,065
PointClickCare Technologies, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 11/3/31	97	97,330
Project Ruby Ultimate Parent Corp., Term Loan, 7.426%, (SOFR + 3.00%), 3/10/28	169	169,843
Symplr Software, Inc., Term Loan, 8.891%, (SOFR + 4.50%), 12/22/27	145	133,059
Waystar Technologies, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 10/22/29	128	128,414
		$ 723,711
Hotels, Restaurants & Leisure — 2.1%
1011778 BC Unlimited Liability Co., Term Loan, 6.062%, (SOFR + 1.75%), 9/20/30	838	$ 836,481
Caesars Entertainment, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 2/6/31	323	324,008
Carnival Corp., Term Loan, 6.302%, (SOFR + 2.00%), 10/18/28	285	286,584
ClubCorp Holdings, Inc., Term Loan, 9.59%, (SOFR + 5.00%), 9/18/26	220	221,503
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, Term Loan, 7.812%, (SOFR + 3.50%), 1/27/29	223	$ 224,260
Flutter Financing BV, Term Loan, 6.079%, (SOFR + 1.75%), 11/30/30	446	446,456
Horizon U.S. Finco LP, Term Loan, 9.055%, (SOFR + 4.75%), 10/31/31	125	124,922
IRB Holding Corp., Term Loan, 6.812%, (SOFR + 2.50%), 12/15/27	242	242,983
Ontario Gaming GTA LP, Term Loan, 8.579%, (SOFR + 4.25%), 8/1/30	199	200,548
Playa Resorts Holding BV, Term Loan, 7.062%, (SOFR + 2.75%), 1/5/29	196	196,960
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 12/4/31	121	121,157
		$ 3,225,862
Household Durables — 0.5%
ACProducts, Inc., Term Loan, 8.84%, (SOFR + 4.25%), 5/17/28	265	$ 205,268
Serta Simmons Bedding LLC:
Term Loan, 11.905%, (SOFR + 7.50%), 6/29/28	27	27,332
Term Loan, 11.943%, (SOFR + 7.50%), 6/29/28	251	230,703
Tempur Sealy International, Inc., Term Loan, 6.84%, (SOFR + 2.50%), 10/24/31	225	226,079
		$ 689,382
Household Products — 0.2%
Kronos Acquisition Holdings, Inc., Term Loan, 8.288%, (SOFR + 4.00%), 7/8/31	224	$ 212,550
		$ 212,550
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Co. LP, Term Loan, 6.312%, (SOFR + 2.00%), 7/31/30	159	$ 159,264
Thunder Generation Funding LLC, Term Loan, 7.329%, (SOFR + 3.00%), 10/3/31	150	150,878
		$ 310,142
Industrial Conglomerates — 0.1%
nVent Electric PLC, Term Loan, 1/30/32(17)	150	$ 151,618
		$ 151,618
Insurance — 1.3%
Alliant Holdings Intermediate LLC, Term Loan, 7.052%, (SOFR + 2.75%), 9/19/31	121	$ 121,475

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance (continued)
AmWINS Group, Inc., Term Loan, 6.56%, (SOFR + 2.25%), 1/30/32	600	$ 601,963
Broadstreet Partners, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 6/13/31	149	150,166
HUB International Ltd., Term Loan, 6.787%, (SOFR + 2.50%), 6/20/30	541	543,385
Ryan Specialty Group LLC, Term Loan, 6.562%, (SOFR + 2.25%), 9/15/31	150	150,862
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 11/21/29	372	371,864
		$ 1,939,715
Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26	84	$ 83,747
		$ 83,747
IT Services — 2.2%
Asurion LLC:
Term Loan, 7.676%, (SOFR + 3.25%), 7/31/27	39	$ 38,511
Term Loan, 8.412%, (SOFR + 4.00%), 8/19/28	217	217,265
Term Loan, 8.562%, (SOFR + 4.25%), 9/19/30	481	481,144
Term Loan - Second Lien, 9.676%, (SOFR + 5.25%), 1/31/28	50	49,019
Endure Digital, Inc., Term Loan, 7.94%, (SOFR + 3.50%), 2/10/28	434	355,360
Gainwell Acquisition Corp., Term Loan, 8.429%, (SOFR + 4.00%), 10/1/27	817	780,052
Go Daddy Operating Co. LLC, Term Loan, 6.062%, (SOFR + 1.75%), 11/9/29	480	481,401
Informatica LLC, Term Loan, 6.562%, (SOFR + 2.25%), 10/27/28	365	367,423
Rackspace Finance LLC:
Term Loan, 10.662%, (SOFR + 6.25%), 5/15/28	73	75,872
Term Loan - Second Lien, 7.162%, (SOFR + 2.75%), 5/15/28	366	214,105
Sedgwick Claims Management Services, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 7/31/31	165	166,612
Synechron, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 10/3/31	125	125,781
		$ 3,352,545
Leisure Products — 0.1%
Tait LLC, Term Loan, 8.812%, (SOFR + 4.50%), 10/1/31	125	$ 126,778
		$ 126,778
Borrower/Description	Principal Amount* (000's omitted)	Value
Life Sciences Tools & Services — 0.2%
IQVIA, Inc., Term Loan, 6.329%, (SOFR + 2.00%), 1/2/31	198	$ 199,713
Sotera Health Holdings LLC, Term Loan, 7.562%, (SOFR + 3.25%), 5/30/31	100	100,207
		$ 299,920
Machinery — 1.4%
American Trailer World Corp., Term Loan, 8.162%, (SOFR + 3.75%), 3/3/28	34	$ 30,519
Apex Tool Group LLC:
Term Loan, 14.412%, (SOFR + 10.00%), 11.912% cash, 2.50% PIK, 2/8/30	156	142,731
Term Loan - Second Lien, 11.662%, (SOFR + 7.25%), 7.662% cash, 4.00% PIK, 2/8/29	67	62,434
Conair Holdings LLC, Term Loan, 8.176%, (SOFR + 3.75%), 5/17/28	218	201,838
CPM Holdings, Inc., Term Loan, 8.837%, (SOFR + 4.50%), 9/28/28	46	43,999
Crown Equipment Corp., Term Loan, 6.805%, (SOFR + 2.50%), 10/10/31	125	126,094
EMRLD Borrower LP:
Term Loan, 6.829%, (SOFR + 2.50%), 8/4/31	125	125,277
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30	116	116,175
Filtration Group Corp., Term Loan, 7.313%, (SOFR + 3.00%), 10/21/28	97	97,645
Gates Global LLC, Term Loan, 6.062%, (SOFR + 1.75%), 6/4/31	274	275,012
Icebox Holdco III, Inc., Term Loan, 8.086%, (SOFR + 3.50%), 12/22/28	122	122,796
SPX Flow, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 4/5/29	140	140,976
Terex Corp., Term Loan, 6.312%, (SOFR + 2.00%), 10/8/31	300	302,008
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30	315	318,134
		$ 2,105,638
Media — 0.2%
Gray Television, Inc., Term Loan, 7.452%, (SOFR + 3.00%), 12/1/28	146	$ 134,147
Hubbard Radio LLC, Term Loan, 8.812%, (SOFR + 4.50%), 9/30/27	63	43,889
iHeartCommunications, Inc., Term Loan, 10.391%, (SOFR + 5.78%), 5/1/29	63	56,273
Sinclair Television Group, Inc., Term Loan, 6.926%, (SOFR + 2.50%), 9/30/26	95	94,592
		$ 328,901

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Metals/Mining — 0.3%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(19)	62	$ 60,256
Navoi Mining & Metallurgical Co., Term Loan, 9.053%, (SOFR + 4.76%), 4/23/27	115	114,582
PMHC II, Inc., Term Loan, 8.689%, (SOFR + 4.25%), 4/23/29	196	194,149
Zekelman Industries, Inc., Term Loan, 6.551%, (SOFR + 2.25%), 1/24/31	118	118,286
		$ 487,273
Oil, Gas & Consumable Fuels — 0.4%
Freeport LNG Investments LLLP, Term Loan, 7.543%, (SOFR + 3.25%), 12/21/28	96	$ 96,634
Matador Bidco SARL, Term Loan, 8.662%, (SOFR + 4.25%), 7/30/29	131	132,316
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.552%, (SOFR + 2.25%), 10/5/28	145	145,367
UGI Energy Services LLC, Term Loan, 6.812%, (SOFR + 2.50%), 2/22/30	215	217,284
		$ 591,601
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc., Term Loan, 6.187%, (SOFR + 1.75%), 8/1/27	182	$ 182,015
Jazz Financing Lux SARL, Term Loan, 6.562%, (SOFR + 2.25%), 5/5/28	157	157,193
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (SOFR + 9.50%), 11/14/28	239	253,359
		$ 592,567
Professional Services — 1.5%
AlixPartners LLP, Term Loan, 6.926%, (SOFR + 2.50%), 2/4/28	217	$ 217,551
Amspec Parent LLC:
Term Loan, 8.579%, (SOFR + 4.25%), 12/22/31	108	108,943
Term Loan, 12/22/31(16)	17	16,760
Camelot U.S. Acquisition LLC, Term Loan, 7.062%, (SOFR + 2.75%), 1/31/31	321	321,819
CoreLogic, Inc., Term Loan, 7.926%, (SOFR + 3.50%), 6/2/28	236	235,803
Deerfield Dakota Holding LLC, Term Loan, 8.079%, (SOFR + 3.75%), 4/9/27	310	306,143
Employbridge Holding Co., Term Loan, 9.317%, (SOFR + 4.75%), 7/19/28	218	138,051
First Advantage Holdings LLC, Term Loan, 7.562%, (SOFR + 3.25%), 10/31/31	200	202,094
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Galaxy Bidco Ltd., Term Loan, 6.757%, (3 mo. EURIBOR + 4.00%), 12/19/29	EUR	75	$ 78,696
Planet U.S. Buyer LLC, Term Loan, 7.521%, (SOFR + 3.00%), 2/7/31		174	175,413
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.782%, (3 mo. EURIBOR + 3.75%), 7/15/29	EUR	111	116,027
Teneo Holdings LLC, Term Loan, 9.062%, (SOFR + 4.75%), 3/13/31		149	150,487
Trans Union LLC, Term Loan, 6.062%, (SOFR + 1.75%), 6/24/31		182	182,076
			$ 2,249,863
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.062%, (SOFR + 2.75%), 1/31/30		403	$ 405,848
Term Loan, 7.562%, (SOFR + 3.25%), 1/31/30		167	167,938
			$ 573,786
Road & Rail — 0.2%
Kenan Advantage Group, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 1/25/29		337	$ 337,337
			$ 337,337
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., Term Loan, 7.247%, (SOFR + 3.10%), 2/1/29		171	$ 170,661
			$ 170,661
Software — 4.5%
Applied Systems, Inc., Term Loan, 7.329%, (SOFR + 3.00%), 2/24/31		669	$ 676,552
Astra Acquisition Corp.:
Term Loan, 9.579%, (SOFR + 5.25%), 10/25/28		119	8,148
Term Loan, 11.079%, (SOFR + 6.75%), 2/25/28		85	52,150
Term Loan, 17.649%, (SOFR + 13.32%), 10/25/29		191	14,327
Boxer Parent Co., Inc., Term Loan, 7.291%, (SOFR + 3.00%), 7/30/31		340	341,783
Central Parent, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 7/6/29		322	308,020
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29		165	166,345
Cloudera, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 10/8/28		536	536,277
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/18/27(19)		22	22,472
Constant Contact, Inc., Term Loan, 8.564%, (SOFR + 4.00%), 2/10/28		267	245,616

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Cornerstone OnDemand, Inc., Term Loan, 8.176%, (SOFR + 3.75%), 10/16/28	195	$ 175,081
Dragon Buyer, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 9/30/31	175	176,047
Drake Software LLC, Term Loan, 8.562%, (SOFR + 4.25%), 6/26/31	249	234,724
E2open LLC, Term Loan, 7.926%, (SOFR + 3.50%), 2/4/28	121	120,479
ECI Macola Max Holding LLC, Term Loan, 7.579%, (SOFR + 3.25%), 5/9/30	217	219,560
Epicor Software Corp., Term Loan, 7.062%, (SOFR + 2.75%), 5/30/31	246	248,098
GoTo Group, Inc.:
Term Loan, 9.189%, (SOFR + 4.75%), 4/28/28	142	131,536
Term Loan - Second Lien, 9.189%, (SOFR + 4.75%), 4/28/28	94	47,492
Ivanti Software, Inc., Term Loan, 8.817%, (SOFR + 4.25%), 12/1/27	211	157,024
Marcel LUX IV SARL, Term Loan, 7.90%, (SOFR + 3.50%), 11/9/30	174	176,738
McAfee LLC, Term Loan, 7.337%, (SOFR + 3.00%), 3/1/29	392	393,929
Open Text Corp., Term Loan, 6.062%, (SOFR + 1.75%), 1/31/30	123	123,218
Polaris Newco LLC, Term Loan, 8.552%, (SOFR + 4.00%), 6/2/28	363	363,667
Proofpoint, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 8/31/28	364	366,429
RealPage, Inc., Term Loan, 7.59%, (SOFR + 3.00%), 4/24/28	387	387,122
Sabre GLBL, Inc.:
Term Loan, 8.662%, (SOFR + 4.25%), 6/30/28	26	25,857
Term Loan, 10.412%, (SOFR + 6.00%), 11/15/29	149	148,910
SolarWinds Holdings, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 2/5/30	248	249,986
UKG, Inc., Term Loan, 7.30%, (SOFR + 3.00%), 2/10/31	650	654,358
Veritas U.S., Inc., Term Loan, 16.928%, (SOFR + 12.50%), 12/9/29	66	66,491
		$ 6,838,436
Specialty Retail — 1.3%
Apro LLC, Term Loan, 8.266%, (SOFR + 3.75%), 7/9/31	75	$ 75,046
Great Outdoors Group LLC, Term Loan, 7.552%, (SOFR + 3.25%), 1/16/32	384	387,138
Harbor Freight Tools USA, Inc., Term Loan, 6.862%, (SOFR + 2.50%), 6/11/31(18)	299	297,229
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Hoya Midco LLC, Term Loan, 7.291%, (SOFR + 3.00%), 2/3/29		73	$ 73,385
Les Schwab Tire Centers, Term Loan, 6.812%, (SOFR + 2.50%), 4/23/31		483	485,322
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28		163	163,323
PetSmart, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 2/11/28		217	217,939
Speedster Bidco GmbH:
Term Loan, 6.569%, (3 mo. EURIBOR + 3.75%), 12/10/31	EUR	125	130,761
Term Loan, 7.905%, (SOFR + 3.50%), 12/10/31		100	100,750
			$ 1,930,893
Trading Companies & Distributors — 0.8%
Foundation Building Materials Holding Co. LLC, Term Loan, 8.552%, (SOFR + 4.00%), 1/29/31(18)		174	$ 171,001
Park River Holdings, Inc., Term Loan, 7.822%, (SOFR + 3.25%), 12/28/27		96	94,510
Spin Holdco, Inc., Term Loan, 8.706%, (SOFR + 4.00%), 3/4/28		578	484,834
White Cap Buyer LLC, Term Loan, 7.562%, (SOFR + 3.25%), 10/19/29		338	339,037
Windsor Holdings III LLC, Term Loan, 7.802%, (SOFR + 3.50%), 8/1/30		173	174,594
			$ 1,263,976
Transportation Infrastructure — 0.1%
Brown Group Holding LLC, Term Loan, 6.812%, (SOFR + 2.50%), 7/1/31		183	$ 183,287
			$ 183,287
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., Term Loan, 11.791%, (SOFR + 7.50%), 5/25/27		124	$ 122,823
			$ 122,823
Total Senior Floating-Rate Loans (identified cost $48,190,509)			$ 47,113,426

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 16.8%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.1%
Albania Government International Bonds:
3.50%, 11/23/31(13)	EUR	100	$ 97,482
5.90%, 6/9/28(13)	EUR	100	108,021
			$ 205,503
Angola — 0.7%
Angola Government International Bonds:
8.75%, 4/14/32(13)		810	$ 721,096
9.125%, 11/26/49(13)		200	161,875
9.375%, 5/8/48(13)		200	165,727
			$ 1,048,698
Argentina — 0.4%
Argentina Bonar Bonds, 0.75% to 7/9/27, 7/9/30(3)		401	$ 263,242
Argentina Republic Government International Bonds:
3.50% to 7/9/29, 7/9/41(3)		100	63,523
4.125% to 7/9/27, 7/9/35(3)		200	136,349
5.00%, 1/9/38		200	144,592
			$ 607,706
Bahamas — 0.1%
Bahamas Government International Bonds, 8.95%, 10/15/32(13)		200	$ 207,538
			$ 207,538
Barbados — 0.1%
Barbados Government International Bonds, 6.50%, 10/1/29(1)		140	$ 136,710
			$ 136,710
Benin — 0.7%
Benin Government International Bonds:
4.95%, 1/22/35(13)	EUR	220	$ 198,069
6.875%, 1/19/52(13)	EUR	445	399,876
7.96%, 2/13/38(13)		200	189,837
8.375%, 1/23/41(13)		200	193,500
			$ 981,282
Cameroon — 0.7%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(13)	EUR	200	$ 170,026
Security	Principal Amount* (000's omitted)		Value
Cameroon (continued)
Republic of Cameroon International Bonds: (continued)
9.50%, 7/31/31(13)		980	$ 938,398
			$ 1,108,424
Chile — 0.3%
Chile Government International Bonds, 2.55%, 7/27/33		550	$ 447,086
			$ 447,086
Colombia — 0.3%
Colombia Government International Bonds:
3.25%, 4/22/32		420	$ 325,165
4.125%, 5/15/51		200	115,955
			$ 441,120
Costa Rica — 0.1%
Costa Rica Government International Bonds, 6.55%, 4/3/34(13)		200	$ 205,525
			$ 205,525
Dominican Republic — 0.5%
Dominican Republic International Bonds:
4.875%, 9/23/32(13)		150	$ 135,600
5.875%, 1/30/60(13)		191	164,652
5.95%, 1/25/27(13)		200	200,520
6.00%, 7/19/28(13)		200	199,660
			$ 700,432
Ecuador — 0.5%
Ecuador Government International Bonds:
0.00%, 7/31/30(13)		489	$ 312,022
5.50% to 7/31/25, 7/31/35(3)(13)		15	9,442
6.90%, 7/31/30(13)		578	447,657
			$ 769,121
Egypt — 1.7%
Egypt Government International Bonds:
5.625%, 4/16/30(13)	EUR	402	$ 372,594
6.375%, 4/11/31(13)	EUR	300	280,547
7.053%, 1/15/32(13)		276	243,014
7.903%, 2/21/48(13)		200	152,470
8.15%, 11/20/59(13)		200	152,760
8.50%, 1/31/47(13)		280	224,810
8.625%, 2/4/30(13)(20)		270	269,002
8.70%, 3/1/49(13)		200	163,680

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Egypt (continued)
Egypt Government International Bonds: (continued)
8.875%, 5/29/50(13)	540	$ 447,187
9.45%, 2/4/33(13)(20)	311	307,565
		$ 2,613,629
El Salvador — 0.2%
El Salvador Government International Bonds:
8.25%, 4/10/32(13)	70	$ 70,986
9.65%, 11/21/54(1)	150	159,731
		$ 230,717
Ethiopia — 0.5%
Ethiopia International Bonds, 6.625%, 12/11/24(13)(14)	875	$ 697,813
		$ 697,813
Ghana — 0.2%
Ghana Government International Bonds:
0.00%, 1/3/30(13)	26	$ 20,213
5.00% to 7/3/28, 7/3/29(3)(13)	166	148,545
5.00% to 7/3/28, 7/3/35(3)(13)	274	200,581
		$ 369,339
Guatemala — 0.1%
Guatemala Government Bonds, 5.375%, 4/24/32(13)	200	$ 190,123
		$ 190,123
Honduras — 0.1%
Honduras Government International Bonds, 8.625%, 11/27/34(1)	150	$ 145,013
		$ 145,013
Hungary — 0.4%
Hungary Government International Bonds:
2.125%, 9/22/31(13)	310	$ 248,936
6.25%, 9/22/32(1)(13)	400	410,841
		$ 659,777
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(13)	368	$ 311,656
		$ 311,656
Indonesia — 0.5%
Indonesia Government International Bonds:
4.70%, 2/10/34	600	$ 567,513
Security	Principal Amount* (000's omitted)		Value
Indonesia (continued)
Indonesia Government International Bonds: (continued)
5.10%, 2/10/54		266	$ 244,767
			$ 812,280
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 6.625%, 3/22/48(13)	EUR	325	$ 274,191
			$ 274,191
Kenya — 0.1%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(13)		200	$ 198,721
			$ 198,721
Lebanon — 0.2%
Lebanon Government International Bonds:
5.80%, 4/14/20(13)(14)		37	$ 5,992
6.00%, 1/27/49(13)(14)		15	2,439
6.10%, 10/4/22(13)(14)		637	103,243
6.15%, 6/19/20(13)(14)		235	38,000
6.20%, 2/26/25(13)(14)		9	1,454
6.25%, 6/12/25(13)(14)		37	5,979
6.375%, 3/9/20(13)(14)		422	68,364
6.40%, 5/26/49(13)(14)		74	12,025
6.65%, 2/26/30(13)(14)		10	1,615
6.75%, 11/29/27(13)(14)		11	1,781
6.85%, 3/23/27(13)(14)		10	1,606
7.00%, 3/23/32(13)(14)		27	4,372
7.25%, 3/23/37(13)(14)		35	5,629
8.25%, 4/12/21(13)(14)		222	35,797
			$ 288,296
Mexico — 0.4%
Mexico Government International Bonds:
4.875%, 5/19/33		250	$ 225,464
5.00%, 4/27/51		200	150,742
5.40%, 2/9/28		210	209,649
			$ 585,855
Montenegro — 0.2%
Montenegro Government International Bonds, 7.25%, 3/12/31(13)		243	$ 250,166
			$ 250,166

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Nigeria — 0.9%
Nigeria Government International Bonds:
8.25%, 9/28/51(13)	240	$ 196,135
9.625%, 6/9/31(13)	390	393,608
10.375%, 12/9/34(13)	670	694,689
		$ 1,284,432
Oman — 0.5%
Oman Government International Bonds:
6.25%, 1/25/31(13)	200	$ 206,875
7.375%, 10/28/32(13)	551	608,750
		$ 815,625
Pakistan — 0.1%
Pakistan Government International Bonds, 7.375%, 4/8/31(13)	200	$ 173,501
		$ 173,501
Paraguay — 0.2%
Paraguay Government International Bonds, 4.95%, 4/28/31(13)	259	$ 250,066
		$ 250,066
Peru — 0.3%
Peru Government International Bonds:
2.783%, 1/23/31	150	$ 129,477
3.00%, 1/15/34	150	121,996
3.30%, 3/11/41	170	123,730
		$ 375,203
Philippines — 0.5%
Philippines Government International Bonds:
5.00%, 7/17/33	500	$ 489,461
5.50%, 1/17/48	230	221,263
		$ 710,724
Serbia — 0.2%
Serbia International Bonds, 2.125%, 12/1/30(13)	405	$ 333,138
		$ 333,138
Sri Lanka — 0.8%
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(3)	187	$ 163,477
3.35% to 9/15/27, 3/15/33(1)(3)	366	291,839
3.60% to 12/15/27, 6/15/35(1)(3)	247	176,056
Security	Principal Amount* (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government International Bonds: (continued)
3.60% to 11/15/27, 5/15/36(1)(3)		172	$ 139,937
3.60% to 8/15/27, 2/15/38(1)(3)		343	283,937
4.00%, 4/15/28(1)		234	220,250
			$ 1,275,496
Suriname — 0.7%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(1)		463	$ 476,658
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)		663	635,196
			$ 1,111,854
Tunisia — 0.2%
Tunisian Republic, 6.375%, 7/15/26(13)	EUR	218	$ 220,499
			$ 220,499
Turkey — 0.6%
Turkiye Government International Bonds:
4.25%, 4/14/26		200	$ 197,376
4.875%, 4/16/43		200	143,252
6.125%, 10/24/28		300	299,300
6.75%, 5/30/40		200	185,053
			$ 824,981
Ukraine — 0.8%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/30(3)(13)		11	$ 6,101
0.00% to 2/1/27, 2/1/34(3)(13)		100	43,484
0.00% to 2/1/27, 2/1/35(3)(13)		70	43,400
0.00% to 2/1/27, 2/1/36(3)(13)		100	61,719
0.00%, GDP-Linked, 8/1/41(13)(21)		952	801,013
1.75% to 8/1/25, 2/1/29(3)(13)		100	70,484
1.75% to 8/1/25, 2/1/34(3)(13)		80	45,406
1.75% to 8/1/25, 2/1/35(3)(13)		100	56,113
1.75% to 8/1/25, 2/1/36(3)(13)		70	38,673
			$ 1,166,393
United Arab Emirates — 0.7%
Finance Department Government of Sharjah:
4.375%, 3/10/51(13)		400	$ 273,542
6.50%, 11/23/32(1)(13)		740	761,347
			$ 1,034,889

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Uruguay — 0.2%
Uruguay Government International Bonds:
4.375%, 1/23/31	100	$ 97,616
5.10%, 6/18/50	130	118,650
5.75%, 10/28/34	140	143,824
		$ 360,090
Uzbekistan — 0.3%
National Bank of Uzbekistan, 8.50%, 7/5/29(13)	240	$ 245,991
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(13)	200	189,735
		$ 435,726
Venezuela — 0.3%
Venezuela Government International Bonds:
6.00%, 12/9/20(13)(14)	187	$ 26,582
7.00%, 12/1/18(13)(14)	66	9,237
7.00%, 3/31/38(13)(14)	86	13,485
7.65%, 4/21/25(13)(14)	335	53,701
7.75%, 10/13/19(13)(14)	188	27,654
8.25%, 10/13/24(13)(14)	391	65,998
9.00%, 5/7/23(13)(14)	146	24,228
9.25%, 9/15/27(14)	455	88,275
9.25%, 5/7/28(13)(14)	266	46,054
9.375%, 1/13/34(14)	44	8,540
11.75%, 10/21/26(13)(14)	102	20,231
11.95%, 8/5/31(13)(14)	109	20,044
12.75%, 8/23/22(13)(14)	190	35,629
		$ 439,658
Zambia — 0.0%(9)
Zambia Government International Bonds:
0.50%, 12/31/53(13)	50	$ 30,518
5.75% to 6/30/31, 6/30/33(3)(13)	40	35,630
		$ 66,148
Total Sovereign Government Bonds (identified cost $24,795,183)		$ 25,365,144

Sovereign Loans — 1.0%
Borrower/Description	Principal Amount* (000's omitted)		Value
Bahamas — 0.2%
Commonwealth of the Bahamas, Term Loan, 9.447%, (3 mo. EURIBOR + 6.85%), 11/24/28(2)	EUR	330	$ 352,030
			$ 352,030
Tanzania — 0.8%
Government of the United Republic of Tanzania, Term Loan, 11.176%, (6 mo. SOFR + 6.30%), 4/28/31(2)		1,116	$ 1,117,056
			$ 1,117,056
Total Sovereign Loans (identified cost $1,476,369)			$ 1,469,086

U.S. Government Agency Mortgage-Backed Securities — 14.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.462%, (COF + 1.253%), 1/1/35(22)	$53	$ 50,992
5.00%, 8/1/52	2,189	2,131,009
6.15%, 7/20/27	14	14,359
9.00%, 3/1/31	1	1,018
Federal National Mortgage Association:
5.00%, with various maturities to 2040	496	496,329
5.50%, with various maturities to 2033	284	289,564
6.353%, (COF + 2.004%), 7/1/32(22)	64	65,544
6.606%, (6 mo. RFUCCT + 1.541%), 9/1/37(22)	109	110,817
Government National Mortgage Association:
4.50%, 10/15/47	86	82,462
5.00%, 6/20/52	1,803	1,762,137
5.50%, 30-Year, TBA(23)	5,450	5,413,341
5.50%, with various maturities to 2062	1,549	1,548,274
6.00%, with various maturities to 2054	740	753,827
6.50%, 1/20/54	450	465,168
7.00%, 2/20/54	1,143	1,195,187
7.50%, with various maturities to 2054	1,177	1,241,717
8.00%, 3/15/34	116	118,340
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(23)	600	593,016
6.00%, 30-Year, TBA(23)	5,300	5,338,093
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $21,841,175)		$ 21,671,194

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(10)(12)	104	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Principal Amount	Value
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(10)(12)	$500,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 6.0%
Affiliated Fund — 5.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(24)	8,217,516	$ 8,217,516
Total Affiliated Fund (identified cost $8,217,516)		$ 8,217,516

U.S. Treasury Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/20/25(25)	$164	$ 163,672
0.00%, 3/6/25(25)	169	168,383
0.00%, 3/27/25	167	165,981
0.00%, 4/1/25(25)	319	316,868
Total U.S. Treasury Obligations (identified cost $814,660)		$ 814,904
Security	Principal Amount (000's omitted)	Value
Total Short-Term Investments (identified cost $9,032,176)		$ 9,032,420
Total Investments — 122.6% (identified cost $195,665,199)		$185,173,905
Less Unfunded Loan Commitments — (0.0)%(9)		$ (65,347)
Net Investments — 122.6% (identified cost $195,599,852)		$185,108,558
Other Assets, Less Liabilities — (22.6)%		$(34,113,488)
Net Assets — 100.0%		$150,995,070
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $55,037,281 or 36.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at January 31, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2025.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate.
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	Non-income producing security.
(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $18,113,807 or 12.0% of the Fund's net assets.
(14)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2025, the total value of unfunded loan commitments is $65,799.
(17)	This Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined.
(18)	The stated interest rate represents the weighted average interest rate at January 31, 2025, of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(19)	Fixed-rate loan.
(20)	When-issued security.
(21)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(22)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2025.
(23)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(24)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
(25)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	83,095	USD	85,882	3/19/25	$ 496
EUR	607,385	USD	638,786	3/19/25	(7,407)
USD	887,634	EUR	844,000	3/19/25	10,293
USD	818,554	EUR	778,316	3/19/25	9,492
USD	669,358	EUR	636,455	3/19/25	7,762
USD	618,236	EUR	587,845	3/19/25	7,169
USD	350,756	EUR	333,514	3/19/25	4,067
USD	347,061	EUR	330,000	3/19/25	4,025
USD	211,063	EUR	200,688	3/19/25	2,448
USD	190,035	EUR	180,693	3/19/25	2,204
USD	187,839	EUR	178,605	3/19/25	2,178
USD	87,814	EUR	83,497	3/19/25	1,018

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,535	EUR	2,410	3/19/25	$ 29
					$43,774
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	409,748	EUR	395,204	Standard Chartered Bank	2/4/25	$ —	$(236)
USD	41,071	EUR	40,000	Standard Chartered Bank	2/7/25	—	(430)
USD	142,956	EUR	134,500	State Street Bank and Trust Company	2/28/25	3,274	—
USD	411,348	EUR	395,203	Standard Chartered Bank	3/4/25	843	—
USD	208,166	EUR	200,000	State Street Bank and Trust Company	3/31/25	139	—
						$4,256	$(666)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	103	Long	3/31/25	$21,179,375	$ (4,028)
U.S. 5-Year Treasury Note	98	Long	3/31/25	10,426,281	(48,096)
U.S. Ultra 10-Year Treasury Note	12	Long	3/20/25	1,336,500	(27,477)
Euro-Bobl	(8)	Short	3/6/25	(974,575)	16,018
Euro-Bund	(1)	Short	3/6/25	(137,476)	4,492
Euro-Buxl	(3)	Short	3/6/25	(401,225)	37,471
Euro-Schatz	(2)	Short	3/6/25	(221,620)	1,286
U.S. 5-Year Treasury Note	(46)	Short	3/31/25	(4,893,969)	33,626
U.S. 10-Year Treasury Note	(16)	Short	3/20/25	(1,741,500)	31,792
U.S. Long Treasury Bond	(32)	Short	3/20/25	(3,645,000)	111,998
U.S. Ultra-Long Treasury Bond	(26)	Short	3/20/25	(3,080,188)	161,875
					$318,957

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$ 5,000	1.00% (pays quarterly)(1)	2.00%	12/20/29	$(208,029)	$203,624	$(4,405)
Croatia	5,000	1.00% (pays quarterly)(1)	0.82	12/20/29	44,681	(30,868)	13,813
Egypt	180	1.00% (pays quarterly)(1)	4.82	12/20/28	(22,248)	42,500	20,252
Hungary	2,200	1.00% (pays quarterly)(1)	1.12	6/20/29	(7,607)	29,239	21,632
Indonesia	3,000	1.00% (pays quarterly)(1)	0.76	12/20/29	34,491	(38,360)	(3,869)
Mexico	2,500	1.00% (pays quarterly)(1)	1.33	12/20/29	(32,628)	22,868	(9,760)
Peru	2,000	1.00% (pays quarterly)(1)	0.83	12/20/29	17,447	(16,778)	669
Total	$19,880				$(173,893)	$212,225	$38,332
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	Bank of America, N.A.	$2,518	1.00% (pays quarterly)(1)	1.77%	12/20/29	$ (80,829)	$ 55,607	$(25,222)
Brazil	Citibank, N.A.	1,050	1.00% (pays quarterly)(1)	2.31	12/20/31	(76,390)	104,728	28,338
Ivory Coast	Barclays Bank PLC	1,000	1.00% (pays quarterly)(1)	1.04	6/20/25	1,041	5,703	6,744
Ivory Coast	Barclays Bank PLC	588	1.00% (pays quarterly)(1)	2.23	6/20/27	(15,397)	36,311	20,914
Ivory Coast	Deutsche Bank AG	1,369	1.00% (pays quarterly)(1)	2.23	6/20/27	(35,841)	84,661	48,820
Ivory Coast	Deutsche Bank AG	1,525	1.00% (pays quarterly)(1)	2.23	6/20/27	(39,933)	94,215	54,282
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(1)	1.69	12/20/31	(26,434)	21,161	(5,273)
U.S. Single Family Rental	Goldman Sachs International	420	7.85% (pays annually)	8.22	3/18/28	1,046	1,046	2,092
Total		$9,158				$(272,737)	$403,432	$130,695

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $29,038,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At January 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $9,791,417, which represents 6.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.305%, 6/15/47	$ 83,615	$ —	$ (49,374)	$ —	$(469)	$ 37,913	$ 4,737	$ 38,239
Series 2016-C29, Class D, 3.00%, 5/15/49	858,749	—	—	—	(49,206)	811,004	8,961	1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	178,800	—	—	—	6,600	185,801	2,524	250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	546,013	—	—	—	(8,737)	539,183	6,522	1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	7,221,157	21,040,407	(20,044,048)	—	—	8,217,516	87,236	8,217,516
Total				$ —	$(51,812)	$9,791,417	$109,980
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 21,866,437	$ —	$ 21,866,437
Collateralized Mortgage Obligations	—	28,323,295	—	28,323,295
Commercial Mortgage-Backed Securities	—	9,816,765	—	9,816,765
Common Stocks	17,550	1,156,390	162,091	1,336,031
Corporate Bonds	—	19,141,493	—	19,141,493
Preferred Stocks	—	38,614	—	38,614
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	46,955,157	92,922	47,048,079
Sovereign Government Bonds	—	25,365,144	—	25,365,144
Sovereign Loans	—	1,469,086	—	1,469,086
U.S. Government Agency Mortgage-Backed Securities	—	21,671,194	—	21,671,194
Warrants	—	—	0	0

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Miscellaneous	$ —	$ —	$ 0	$ 0
Short-Term Investments:
Affiliated Fund	8,217,516	—	—	8,217,516
U.S. Treasury Obligations	—	814,904	—	814,904
Total Investments	$8,235,066	$176,618,479	$255,013	$185,108,558
Forward Foreign Currency Exchange Contracts	$ —	$ 55,437	$ —	$ 55,437
Futures Contracts	398,558	—	—	398,558
Swap Contracts	—	98,706	—	98,706
Total	$8,633,624	$176,772,622	$255,013	$185,661,259
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (8,073)	$ —	$ (8,073)
Futures Contracts	(79,601)	—	—	(79,601)
Swap Contracts	—	(545,336)	—	(545,336)
Total	$ (79,601)	$ (553,409)	$ —	$ (633,010)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.